REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Operating lease income	$ 1,558	$ 684
Software and technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 2,500
Construction services | Nuclear power generation
Disclosure of operating segments [line items]
Remaining performance obligation, expected timing of satisfaction period	5 years
Construction services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5,700	7,500
Engineered components manufacturing | Nuclear power generation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9,200	9,300
Remaining performance obligation, expected timing of satisfaction period	10 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 10,400	$ 8,900
Remaining performance obligation, expected timing of satisfaction period	23 years